Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VIII
Entity Central Index Key	0001667919
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000246681 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityBuffer & Premium Income ETF - December
Class Name	FT Vest U.S. EquityBuffer & Premium Income ETF - December
Trading Symbol	XIDE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Premium Income ETF - December (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XIDE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XIDE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Premium Income ETF - December	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[1],[2]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 24,123,635
Holdings Count | Holding	14
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$24,123,635
Total number of portfolio holdings	14
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	5.1%
Money Market Funds	1.4%
Purchased Options	104.8%
Written Options	(11.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000246916 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Small CapModerate Buffer ETF - February
Class Name	FT Vest U.S. Small CapModerate Buffer ETF - February
Trading Symbol	SFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Small Cap Moderate Buffer ETF - February (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Small Cap Moderate Buffer ETF - February	$47	0.91%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[3],[4]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Net Assets	$ 96,715,560
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$96,715,560
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	105.5%
Written Options	(6.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000248689 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer & Premium Income ETF - March
Class Name	FT Vest U.S. Equity Buffer & Premium Income ETF - March
Trading Symbol	XIMR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Premium Income ETF - March (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XIMR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XIMR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Premium Income ETF - March	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[5],[6]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 31,065,606
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$31,065,606
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	0.5%
Money Market Funds	0.8%
Purchased Options	120.3%
Written Options	(21.4%)
Net Other Assets and Liabilities	(0.2%)
Total	100.0%

C000248798 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® ModerateBuffer ETF - August
Class Name	FT Vest Nasdaq-100® ModerateBuffer ETF - August
Trading Symbol	QMAG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Moderate Buffer ETF - August (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMAG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QMAG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Moderate Buffer ETF - August	$46	0.91%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%	[7],[8]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Net Assets	$ 59,168,431
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$59,168,431
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	103.7%
Written Options	(4.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000248799 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® ModerateBuffer ETF - February
Class Name	FT Vest Nasdaq-100® ModerateBuffer ETF - February
Trading Symbol	QMFE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Moderate Buffer ETF - February (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMFE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QMFE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Moderate Buffer ETF - February	$47	0.92%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[9],[10]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Net Assets	$ 37,458,832
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$37,458,832
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	106.1%
Written Options	(7.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000248800 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® ModerateBuffer ETF - May
Class Name	FT Vest Nasdaq-100® ModerateBuffer ETF - May
Trading Symbol	QMMY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Moderate Buffer ETF - May (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMMY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QMMY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Moderate Buffer ETF - May	$46	0.91%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%	[11],[12]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Net Assets	$ 70,498,513
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$70,498,513
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	105.3%
Written Options	(5.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000248801 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® ModerateBuffer ETF - November
Class Name	FT Vest Nasdaq-100® ModerateBuffer ETF - November
Trading Symbol	QMNV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Moderate Buffer ETF - November (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMNV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QMNV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Moderate Buffer ETF - November	$47	0.91%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[13],[14]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Net Assets	$ 58,306,940
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$58,306,940
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	104.5%
Written Options	(5.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000248806 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Conservative Buffer ETF - April
Class Name	FT Vest Nasdaq-100® Conservative Buffer ETF - April
Trading Symbol	QCAP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Conservative Buffer ETF - April (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCAP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QCAP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Conservative Buffer ETF - April	$46	0.92%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[15],[16]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Net Assets	$ 38,243,307
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$38,243,307
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	120.1%
Written Options	(20.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000248807 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Conservative Buffer ETF - January
Class Name	FT Vest Nasdaq-100® Conservative Buffer ETF - January
Trading Symbol	QCJA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Conservative Buffer ETF - January (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCJA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QCJA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Conservative Buffer ETF - January	$47	0.92%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[17],[18]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Net Assets	$ 80,321,348
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$80,321,348
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	104.9%
Written Options	(5.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000248808 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Conservative Buffer ETF - July
Class Name	FT Vest Nasdaq-100® Conservative Buffer ETF - July
Trading Symbol	QCJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Conservative Buffer ETF - July (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCJL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QCJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Conservative Buffer ETF - July	$46	0.91%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%	[19],[20]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Net Assets	$ 68,984,512
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$68,984,512
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	104.3%
Written Options	(4.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000249954 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered Small Cap Moderate Buffer ETF
Class Name	FT Vest Laddered Small Cap Moderate Buffer ETF
Trading Symbol	BUFS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Laddered Small Cap Moderate Buffer ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Small Cap Moderate Buffer ETF	$6(1)	0.11%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.10%.

Expenses Paid, Amount	$ 6	[21]
Expense Ratio, Percent	0.11%	[21],[22],[23]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.10%.
Expenses Excluding Extraordinary Expenses, Percent	0.10%
Net Assets	$ 129,156,003
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$129,156,003
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000248809 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Conservative Buffer ETF - October
Class Name	FT Vest Nasdaq-100® Conservative Buffer ETF - October
Trading Symbol	QCOC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Conservative Buffer ETF - October (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCOC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QCOC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Conservative Buffer ETF - October	$46	0.91%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%	[24],[25]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Net Assets	$ 76,255,484
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$76,255,484
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	103.7%
Written Options	(4.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000261390 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered Enhance & Moderate Buffer ETF
Class Name	FT Vest Laddered Enhance & Moderate Buffer ETF
Trading Symbol	BUFX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Laddered Enhance & Moderate Buffer ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Enhance & Moderate Buffer ETF	$5(1)	0.10%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 5	[26]
Expense Ratio, Percent	0.10%	[26],[27]
Net Assets	$ 9,614,084
Holdings Count | Holding	13
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$9,614,084
Total number of portfolio holdings	13
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000250352 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer & Premium Income ETF - June
Class Name	FT Vest U.S. Equity Buffer & Premium Income ETF - June
Trading Symbol	XIJN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Premium Income ETF - June (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XIJN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XIJN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Premium Income ETF - June	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[28]
Net Assets	$ 44,713,871
Holdings Count | Holding	9
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$44,713,871
Total number of portfolio holdings	9
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	2.3%
Money Market Funds	0.7%
Purchased Options	114.7%
Written Options	(17.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000249956 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered International Moderate Buffer ETF
Class Name	FT Vest Laddered International Moderate Buffer ETF
Trading Symbol	BUFY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Laddered International Moderate Buffer ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered International Moderate Buffer ETF	$6(1)	0.11%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.10%.

Expenses Paid, Amount	$ 6	[29]
Expense Ratio, Percent	0.11%	[29],[30],[31]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.10%.
Expenses Excluding Extraordinary Expenses, Percent	0.10%
Net Assets	$ 75,766,479
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$75,766,479
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000241464 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - April
Class Name	FT Vest U.S. EquityModerate Buffer ETF - April
Trading Symbol	GAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - April (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GAPR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - April	$43	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[32],[33]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 255,993,055
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$255,993,055
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	114.3%
Written Options	(14.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000241937 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - May
Class Name	FT Vest U.S. EquityModerate Buffer ETF - May
Trading Symbol	GMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - May (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - May	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[34],[35]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 297,912,854
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$297,912,854
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	105.5%
Written Options	(5.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000242927 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - August
Class Name	FT Vest U.S. EquityModerate Buffer ETF - August
Trading Symbol	GAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - August (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - August	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[36],[37]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 301,773,787
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$301,773,787
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	103.1%
Written Options	(3.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000242928 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - July
Class Name	FT Vest U.S. EquityModerate Buffer ETF - July
Trading Symbol	GJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - July (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GJUL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - July	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[38],[39]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 396,740,553
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$396,740,553
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	103.4%
Written Options	(3.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000242929 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - June
Class Name	FT Vest U.S. EquityModerate Buffer ETF - June
Trading Symbol	GJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - June (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - June	$43	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[40],[41]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 330,323,287
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$330,323,287
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	106.3%
Written Options	(6.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000242934 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - December
Class Name	FT Vest U.S. EquityModerate Buffer ETF - December
Trading Symbol	GDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - December (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - December	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[42],[43]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 498,869,415
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$498,869,415
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	103.3%
Written Options	(4.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000242935 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Moderate Buffer ETF - November
Class Name	FT Vest U.S. Equity Moderate Buffer ETF - November
Trading Symbol	GNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - November (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - November	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[44],[45]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 307,486,109
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$307,486,109
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	103.5%
Written Options	(4.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000242936 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Moderate Buffer ETF - October
Class Name	FT Vest U.S. Equity Moderate Buffer ETF - October
Trading Symbol	GOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - October (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GOCT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - October	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[46],[47]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 326,749,977
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$326,749,977
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	102.9%
Written Options	(3.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000242937 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Moderate Buffer ETF - September
Class Name	FT Vest U.S. Equity Moderate Buffer ETF - September
Trading Symbol	GSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - September (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - September	$43	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[48],[49]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 473,175,192
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$473,175,192
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	102.6%
Written Options	(3.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000243421 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - August
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - August
Trading Symbol	XAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	$44	0.88%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[50],[51]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 24,497,280
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$24,497,280
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	113.8%
Written Options	(14.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000243241 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered Moderate Buffer ETF
Class Name	FT Vest Laddered Moderate Buffer ETF
Trading Symbol	BUFZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Laddered Moderate Buffer ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFZ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Moderate Buffer ETF	$6(1)	0.11%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.10%.

Expenses Paid, Amount	$ 6	[52]
Expense Ratio, Percent	0.11%	[52],[53],[54]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.10%.
Expenses Excluding Extraordinary Expenses, Percent	0.10%
Net Assets	$ 844,268,261
Holdings Count | Holding	13
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$844,268,261
Total number of portfolio holdings	13
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000243422 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - July
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - July
Trading Symbol	XJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XJUL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[55],[56]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 44,300,312
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$44,300,312
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	115.7%
Written Options	(16.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000244041 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Small CapModerate Buffer ETF - August
Class Name	FT Vest U.S. Small CapModerate Buffer ETF - August
Trading Symbol	SAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Small Cap Moderate Buffer ETF - August (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Small Cap Moderate Buffer ETF - August	$47	0.91%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[57],[58]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Net Assets	$ 97,410,345
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$97,410,345
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	106.8%
Written Options	(7.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000245572 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April
Class Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April
Trading Symbol	XAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XAPR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	$43	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[59],[60]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 50,483,927
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$50,483,927
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	143.8%
Written Options	(44.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000244790 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer & Premium Income ETF - September
Class Name	FT Vest U.S. Equity Buffer & Premium Income ETF - September
Trading Symbol	XISE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Premium Income ETF - September (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XISE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XISE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Premium Income ETF - September	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[61],[62]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 54,555,228
Holdings Count | Holding	12
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$54,555,228
Total number of portfolio holdings	12
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	3.4%
Money Market Funds	1.1%
Purchased Options	106.0%
Written Options	(10.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000245575 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May
Class Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May
Trading Symbol	XMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	$43	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[63],[64]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 18,461,065
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$18,461,065
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	122.1%
Written Options	(22.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000245574 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - January
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - January
Trading Symbol	XJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XJAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	$43	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[65],[66]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 41,512,115
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$41,512,115
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	110.7%
Written Options	(11.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000245573 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February
Class Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February
Trading Symbol	XFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[67],[68]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 38,686,374
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$38,686,374
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	112.3%
Written Options	(13.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000245576 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - November
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - November
Trading Symbol	XNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[69],[70]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 22,874,374
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$22,874,374
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	113.7%
Written Options	(14.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000245577 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - October
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - October
Trading Symbol	XOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XOCT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[71],[72]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 75,951,500
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$75,951,500
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	111.7%
Written Options	(12.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000246128 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Small Cap Moderate Buffer ETF - November
Class Name	FT Vest U.S. Small Cap Moderate Buffer ETF - November
Trading Symbol	SNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Small Cap Moderate Buffer ETF - November (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Small Cap Moderate Buffer ETF - November	$46	0.91%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%	[73],[74]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Net Assets	$ 114,762,738
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$114,762,738
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	106.6%
Written Options	(7.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000231330 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Buffered Allocation Defensive ETF
Class Name	FT Vest Buffered Allocation Defensive ETF
Trading Symbol	BUFT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Buffered Allocation Defensive ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Buffered Allocation Defensive ETF	$11(1)	0.21%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.20%.

Expenses Paid, Amount	$ 11	[75]
Expense Ratio, Percent	0.21%	[75],[76],[77]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.20%.
Expenses Excluding Extraordinary Expenses, Percent	0.20%
Net Assets	$ 140,054,421
Holdings Count | Holding	8
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$140,054,421
Total number of portfolio holdings	8
Portfolio turnover rate	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000236305 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered Nasdaq Buffer ETF
Class Name	FT Vest Laddered Nasdaq Buffer ETF
Trading Symbol	BUFQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Laddered Nasdaq Buffer ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFQ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFQ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Nasdaq Buffer ETF	$6(1)	0.11%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.10%.

Expenses Paid, Amount	$ 6	[78]
Expense Ratio, Percent	0.11%	[78],[79],[80]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.10%.
Expenses Excluding Extraordinary Expenses, Percent	0.10%
Net Assets	$ 1,193,544,318
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$1,193,544,318
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000230440 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi-ManagerSmall Cap Opportunities ETF
Class Name	First Trust Multi-ManagerSmall Cap Opportunities ETF
Trading Symbol	MMSC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Multi-Manager Small Cap Opportunities ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MMSC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MMSC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Manager Small Cap Opportunities ETF	$51	0.96%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%	[81],[82]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
Expenses Excluding Extraordinary Expenses, Percent	0.95%
Net Assets	$ 45,523,446
Holdings Count | Holding	202
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$45,523,446
Total number of portfolio holdings	202
Portfolio turnover rate	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	1.7%
VSE Corp.	1.6%
Fabrinet	1.4%
Bloom Energy Corp., Class A	1.4%
nLight, Inc.	1.3%
Praxis Precision Medicines, Inc.	1.1%
RBC Bearings, Inc.	1.1%
EZCORP, Inc., Class A	1.0%
FirstCash Holdings, Inc.	1.0%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	1.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	1.7%
VSE Corp.	1.6%
Fabrinet	1.4%
Bloom Energy Corp., Class A	1.4%
nLight, Inc.	1.3%
Praxis Precision Medicines, Inc.	1.1%
RBC Bearings, Inc.	1.1%
EZCORP, Inc., Class A	1.0%
FirstCash Holdings, Inc.	1.0%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	1.0%

C000231328 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Buffered Allocation Growth ETF
Class Name	FT Vest Buffered Allocation Growth ETF
Trading Symbol	BUFG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Buffered Allocation Growth ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Buffered Allocation Growth ETF	$11(1)	0.21%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.20%.

Expenses Paid, Amount	$ 11	[83]
Expense Ratio, Percent	0.21%	[83],[84],[85]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.20%.
Expenses Excluding Extraordinary Expenses, Percent	0.20%
Net Assets	$ 299,271,134
Holdings Count | Holding	8
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$299,271,134
Total number of portfolio holdings	8
Portfolio turnover rate	86%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000237796 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Enhance& Moderate Buffer ETF - September
Class Name	FT Vest U.S. Equity Enhance& Moderate Buffer ETF - September
Trading Symbol	XSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[86],[87]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 100,242,511
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$100,242,511
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	111.0%
Written Options	(11.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000239915 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Small CapModerate Buffer ETF - May
Class Name	FT Vest U.S. Small CapModerate Buffer ETF - May
Trading Symbol	SMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Small Cap Moderate Buffer ETF - May (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Small Cap Moderate Buffer ETF - May	$47	0.92%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[88],[89]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Net Assets	$ 85,021,543
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$85,021,543
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	109.7%
Written Options	(10.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000240568 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi-Strategy Alternative ETF
Class Name	First Trust Multi-Strategy Alternative ETF
Trading Symbol	LALT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Multi-Strategy Alternative ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LALT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/LALT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Strategy Alternative ETF	$11(1)	0.21%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.20%.

Expenses Paid, Amount	$ 11	[90]
Expense Ratio, Percent	0.21%	[90],[91],[92]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.20%.
Expenses Excluding Extraordinary Expenses, Percent	0.20%
Net Assets	$ 44,938,271
Holdings Count | Holding	8
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$44,938,271
Total number of portfolio holdings	8
Portfolio turnover rate	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.8%
Net Other Assets and Liabilities	0.2%
Total	100.0%

C000240186 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - January
Class Name	FT Vest U.S. EquityModerate Buffer ETF - January
Trading Symbol	GJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - January (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GJAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - January	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[93],[94]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 453,284,772
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$453,284,772
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	103.5%
Written Options	(4.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000241257 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - March
Class Name	FT Vest U.S. EquityModerate Buffer ETF - March
Trading Symbol	GMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - March (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - March	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[95],[96]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 348,372,957
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$348,372,957
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	108.5%
Written Options	(8.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000241255 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - March
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - March
Trading Symbol	XMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[97],[98]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 163,244,384
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$163,244,384
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	129.9%
Written Options	(30.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000240892 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityModerate Buffer ETF - February
Class Name	FT Vest U.S. EquityModerate Buffer ETF - February
Trading Symbol	GFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - February (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - February	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[99],[100]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 331,665,708
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$331,665,708
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	104.0%
Written Options	(5.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000227834 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest International Equity Moderate Buffer ETF - June
Class Name	FT Vest International Equity Moderate Buffer ETF - June
Trading Symbol	YJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest International Equity Moderate Buffer ETF - June (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/YJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/YJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest International Equity Moderate Buffer ETF - June	$47	0.91%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[101],[102]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Net Assets	$ 143,798,786
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$143,798,786
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	109.3%
Written Options	(9.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000227832 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Buffer ETF - June
Class Name	FT Vest Nasdaq-100® Buffer ETF - June
Trading Symbol	QJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Buffer ETF - June (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Buffer ETF - June	$46	0.91%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%	[103],[104]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Net Assets	$ 589,367,223
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$589,367,223
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	104.4%
Written Options	(4.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000227615 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Expanded Technology ETF
Class Name	First Trust Expanded Technology ETF
Trading Symbol	XPND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Expanded Technology ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XPND. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XPND
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Expanded Technology ETF	$33	0.66%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[105],[106]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
Expenses Excluding Extraordinary Expenses, Percent	0.65%
Net Assets	$ 51,644,697
Holdings Count | Holding	51
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$51,644,697
Total number of portfolio holdings	51
Portfolio turnover rate	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Cisco Systems, Inc.	4.7%
Meta Platforms, Inc., Class A	4.7%
NVIDIA Corp.	4.7%
Alphabet, Inc., Class A	4.6%
Visa, Inc., Class A	4.5%
Apple, Inc.	4.4%
Applied Materials, Inc.	4.4%
Mastercard, Inc., Class A	4.4%
Lam Research Corp.	4.4%
Netflix, Inc.	4.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Cisco Systems, Inc.	4.7%
Meta Platforms, Inc., Class A	4.7%
NVIDIA Corp.	4.7%
Alphabet, Inc., Class A	4.6%
Visa, Inc., Class A	4.5%
Apple, Inc.	4.4%
Applied Materials, Inc.	4.4%
Mastercard, Inc., Class A	4.4%
Lam Research Corp.	4.4%
Netflix, Inc.	4.2%

C000226539 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity DeepBuffer ETF - April
Class Name	FT Vest U.S. Equity DeepBuffer ETF - April
Trading Symbol	DAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - April (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DAPR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - April	$43	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[107],[108]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 291,439,724
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$291,439,724
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	114.9%
Written Options	(15.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000227373 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Innovation Leaders ETF
Class Name	First Trust Innovation Leaders ETF
Trading Symbol	ILDR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Innovation Leaders ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ILDR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/ILDR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Innovation Leaders ETF	$38	0.76%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[109],[110]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
Expenses Excluding Extraordinary Expenses, Percent	0.75%
Net Assets	$ 220,607,401
Holdings Count | Holding	76
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$220,607,401
Total number of portfolio holdings	76
Portfolio turnover rate	28%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NVIDIA Corp.	7.3%
Amazon.com, Inc.	5.5%
Alphabet, Inc., Class A	5.4%
Eli Lilly & Co.	4.2%
Schneider Electric SE	4.0%
Broadcom, Inc.	3.9%
Microsoft Corp.	3.9%
Oracle Corp.	3.3%
Micron Technology, Inc.	2.7%
Siemens Energy AG	2.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	7.3%
Amazon.com, Inc.	5.5%
Alphabet, Inc., Class A	5.4%
Eli Lilly & Co.	4.2%
Schneider Electric SE	4.0%
Broadcom, Inc.	3.9%
Microsoft Corp.	3.9%
Oracle Corp.	3.3%
Micron Technology, Inc.	2.7%
Siemens Energy AG	2.6%

C000230294 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Buffer ETF - September
Class Name	FT Vest Nasdaq-100® Buffer ETF - September
Trading Symbol	QSPT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Buffer ETF - September (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QSPT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QSPT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Buffer ETF - September	$46	0.91%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%	[111],[112]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Net Assets	$ 506,793,731
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$506,793,731
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	103.5%
Written Options	(4.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000230296 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest International Equity Moderate Buffer ETF - September
Class Name	FT Vest International Equity Moderate Buffer ETF - September
Trading Symbol	YSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest International Equity Moderate Buffer ETF - September (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/YSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/YSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest International Equity Moderate Buffer ETF - September	$47	0.91%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[113],[114]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Net Assets	$ 127,529,899
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$127,529,899
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	105.4%
Written Options	(6.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000230301 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - December
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - December
Trading Symbol	XDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[115],[116]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 168,805,628
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$168,805,628
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	111.5%
Written Options	(12.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000230351 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust SkyBridgeCrypto Industry and Digital Economy ETF
Class Name	First Trust SkyBridgeCrypto Industry and Digital Economy ETF
Trading Symbol	CRPT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust SkyBridge Crypto Industry and Digital Economy ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/CRPT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/CRPT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SkyBridge Crypto Industry and Digital Economy ETF	$34	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.86%	[117],[118]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 94,030,649
Holdings Count | Holding	24
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$94,030,649
Total number of portfolio holdings	24
Portfolio turnover rate	139%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Metaplanet, Inc.	15.0%
Robinhood Markets, Inc., Class A	7.1%
iShares Bitcoin Trust ETF	5.2%
Coinbase Global, Inc., Class A	5.2%
Fidelity Wise Origin Bitcoin Fund	4.8%
Strategy, Inc.	4.7%
VanEck Bitcoin ETF	4.4%
Invesco Galaxy Bitcoin ETF	4.4%
Bitwise Bitcoin ETF	4.4%
Riot Platforms, Inc.	4.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Metaplanet, Inc.	15.0%
Robinhood Markets, Inc., Class A	7.1%
iShares Bitcoin Trust ETF	5.2%
Coinbase Global, Inc., Class A	5.2%
Fidelity Wise Origin Bitcoin Fund	4.8%
Strategy, Inc.	4.7%
VanEck Bitcoin ETF	4.4%
Invesco Galaxy Bitcoin ETF	4.4%
Bitwise Bitcoin ETF	4.4%
Riot Platforms, Inc.	4.1%

C000220040 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - July
Class Name	FT Vest U.S. Equity Buffer ETF - July
Trading Symbol	FJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - July (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FJUL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - July	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[119],[120]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 1,186,307,222
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$1,186,307,222
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	102.5%
Written Options	(3.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000220038 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Deep Buffer ETF - July
Class Name	FT Vest U.S. Equity Deep Buffer ETF - July
Trading Symbol	DJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - July (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DJUL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - July	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[121],[122]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 395,319,593
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$395,319,593
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	103.1%
Written Options	(3.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000221311 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityDeep Buffer ETF - September
Class Name	FT Vest U.S. EquityDeep Buffer ETF - September
Trading Symbol	DSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - September (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - September	$43	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[123],[124]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 339,930,953
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$339,930,953
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	101.8%
Written Options	(2.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000221308 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - September
Class Name	FT Vest U.S. Equity Buffer ETF - September
Trading Symbol	FSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - September (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - September	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[125],[126]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 1,157,711,154
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$1,157,711,154
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	102.4%
Written Options	(3.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000219664 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Deep Buffer ETF - June
Class Name	FT Vest U.S. Equity Deep Buffer ETF - June
Trading Symbol	DJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - June (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - June	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[127],[128]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 281,609,657
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$281,609,657
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	106.3%
Written Options	(6.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000219662 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - June
Class Name	FT Vest U.S. Equity Buffer ETF - June
Trading Symbol	FJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - June (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - June	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[129],[130]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 1,087,518,075
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$1,087,518,075
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	104.5%
Written Options	(4.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000222135 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - October
Class Name	FT Vest U.S. Equity Buffer ETF - October
Trading Symbol	FOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - October (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FOCT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - October	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[131],[132]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 1,116,738,489
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$1,116,738,489
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	102.6%
Written Options	(3.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000222137 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityDeep Buffer ETF - October
Class Name	FT Vest U.S. EquityDeep Buffer ETF - October
Trading Symbol	DOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - October (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DOCT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - October	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[133],[134]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 374,127,407
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$374,127,407
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	102.1%
Written Options	(2.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000223226 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityDeep Buffer ETF - December
Class Name	FT Vest U.S. EquityDeep Buffer ETF - December
Trading Symbol	DDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - December (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - December	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[135],[136]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 414,450,133
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$414,450,133
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	102.1%
Written Options	(3.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000223224 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - December
Class Name	FT Vest U.S. Equity Buffer ETF - December
Trading Symbol	FDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - December (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - December	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[137],[138]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 1,263,814,000
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$1,263,814,000
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	103.4%
Written Options	(4.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000224230 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - January
Class Name	FT Vest U.S. Equity Buffer ETF - January
Trading Symbol	FJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - January (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FJAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - January	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[139],[140]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 1,202,729,021
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$1,202,729,021
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	103.6%
Written Options	(4.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000223318 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest International Equity ModerateBuffer ETF - December
Class Name	FT Vest International Equity ModerateBuffer ETF - December
Trading Symbol	YDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest International Equity Moderate Buffer ETF - December (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/YDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/YDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest International Equity Moderate Buffer ETF - December	$47	0.91%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[141],[142]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Net Assets	$ 144,525,301
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$144,525,301
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	105.3%
Written Options	(6.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000223312 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Buffer ETF - December
Class Name	FT Vest Nasdaq-100® Buffer ETF - December
Trading Symbol	QDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Buffer ETF - December (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Buffer ETF - December	$47	0.91%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[143],[144]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Net Assets	$ 606,672,052
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$606,672,052
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	105.0%
Written Options	(6.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000224232 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityDeep Buffer ETF - January
Class Name	FT Vest U.S. EquityDeep Buffer ETF - January
Trading Symbol	DJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - January (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DJAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - January	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[145],[146]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 435,547,324
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$435,547,324
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	102.0%
Written Options	(3.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000224911 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - June
Class Name	FT Vest U.S. EquityEnhance & Moderate Buffer ETF - June
Trading Symbol	XJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[147],[148]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 137,545,994
Holdings Count | Holding	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$137,545,994
Total number of portfolio holdings	6
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	123.4%
Written Options	(23.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000224383 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered Deep Buffer ETF
Class Name	FT Vest Laddered Deep Buffer ETF
Trading Symbol	BUFD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Laddered Deep Buffer ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Deep Buffer ETF	$6(1)	0.11%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.10%.

Expenses Paid, Amount	$ 6	[149]
Expense Ratio, Percent	0.11%	[149],[150],[151]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.10%.
Expenses Excluding Extraordinary Expenses, Percent	0.10%
Net Assets	$ 1,703,631,679
Holdings Count | Holding	13
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$1,703,631,679
Total number of portfolio holdings	13
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000226050 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - March
Class Name	FT Vest U.S. Equity Buffer ETF - March
Trading Symbol	FMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - March (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - March	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[152],[153]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 958,117,657
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$958,117,657
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	106.3%
Written Options	(6.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000226051 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityDeep Buffer ETF - March
Class Name	FT Vest U.S. EquityDeep Buffer ETF - March
Trading Symbol	DMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - March (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - March	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[154],[155]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 380,780,460
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$380,780,460
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	108.1%
Written Options	(8.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000226537 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - April
Class Name	FT Vest U.S. Equity Buffer ETF - April
Trading Symbol	FAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - April (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAPR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - April	$43	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[156],[157]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 992,636,455
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$992,636,455
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	111.2%
Written Options	(11.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000226054 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Buffer ETF - March
Class Name	FT Vest Nasdaq-100® Buffer ETF - March
Trading Symbol	QMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Buffer ETF - March (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Buffer ETF - March	$46	0.91%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%	[158],[159]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Net Assets	$ 467,167,474
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$467,167,474
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	107.7%
Written Options	(7.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000226055 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest International Equity ModerateBuffer ETF - March
Class Name	FT Vest International Equity ModerateBuffer ETF - March
Trading Symbol	YMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest International Equity Moderate Buffer ETF - March (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/YMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/YMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest International Equity Moderate Buffer ETF - March	$47	0.92%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[160],[161]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Net Assets	$ 101,075,842
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$101,075,842
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	109.4%
Written Options	(9.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000214901 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - November
Class Name	FT Vest U.S. Equity Buffer ETF - November
Trading Symbol	FNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - November (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - November	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[162],[163]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 1,158,615,901
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$1,158,615,901
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	103.0%
Written Options	(3.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000214903 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityDeep Buffer ETF - November
Class Name	FT Vest U.S. EquityDeep Buffer ETF - November
Trading Symbol	DNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - November (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - November	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[164],[165]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 376,867,964
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$376,867,964
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	102.6%
Written Options	(3.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000211017 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - August
Class Name	FT Vest U.S. Equity Buffer ETF - August
Trading Symbol	FAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - August (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - August	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[166],[167]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 1,164,776,317
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$1,164,776,317
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	102.5%
Written Options	(3.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000211018 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityDeep Buffer ETF - August
Class Name	FT Vest U.S. EquityDeep Buffer ETF - August
Trading Symbol	DAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - August (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - August	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[168],[169]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 347,253,615
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$347,253,615
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	102.5%
Written Options	(3.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000169819 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Income Opportunities ETF
Class Name	First Trust Income Opportunities ETF
Trading Symbol	FCEF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Income Opportunities ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCEF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FCEF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Income Opportunities ETF	$44(1)	0.86%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44	[170]
Expense Ratio, Percent	0.86%	[170],[171],[172]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 75,039,377
Holdings Count | Holding	63
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$75,039,377
Total number of portfolio holdings	63
Portfolio turnover rate	5%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments and percentage of net assets, respectively, of the Fund.
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	5.2%
Invesco Variable Rate Investment Grade ETF	3.7%
Eaton Vance Tax-Advantaged Global Dividend Income Fund	3.4%
John Hancock Tax-Advantaged Dividend Income Fund	3.3%
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	3.2%
Eaton Vance Tax-Advantaged Dividend Income Fund	3.1%
Gabelli Dividend & Income (The) Trust	3.0%
Cohen & Steers Infrastructure Fund, Inc.	2.8%
abrdn Global Infrastructure Income Fund	2.8%
BlackRock Science & Technology Trust	2.6%
Fund Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	5.2%
Invesco Variable Rate Investment Grade ETF	3.7%
Eaton Vance Tax-Advantaged Global Dividend Income Fund	3.4%
John Hancock Tax-Advantaged Dividend Income Fund	3.3%
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	3.2%
Eaton Vance Tax-Advantaged Dividend Income Fund	3.1%
Gabelli Dividend & Income (The) Trust	3.0%
Cohen & Steers Infrastructure Fund, Inc.	2.8%
abrdn Global Infrastructure Income Fund	2.8%
BlackRock Science & Technology Trust	2.6%

C000169822 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Flexible MunicipalHigh Income ETF
Class Name	First Trust Flexible MunicipalHigh Income ETF
Trading Symbol	MFLX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Flexible Municipal High Income ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MFLX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MFLX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Flexible Municipal High Income ETF	$35(1)	0.68%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 35	[173]
Expense Ratio, Percent	0.68%	[173],[174]
Material Change Date	Feb. 01, 2026
Net Assets	$ 18,238,783
Holdings Count | Holding	75
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$18,238,783
Total number of portfolio holdings	75
Portfolio turnover rate	15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Municipal Bonds	91.8%
Closed-End Funds	6.9%
Net Other Assets and Liabilities	1.3%
Total	100.0%
Credit Quality (1)
Any amount shown as 0.0% represents less than 0.1%.
(1) This represents the municipal and closed-end fund holdings in the Fund. The ratings for the Municipal Bond portion of the Fund are by S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. The ratings for the CEF portion of the Fund are provided by Morningstar. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	This represents the municipal and closed-end fund holdings in the Fund. The ratings for the Municipal Bond portion of the Fund are by S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. The ratings for the CEF portion of the Fund are provided by Morningstar. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	This represents the municipal and closed-end fund holdings in the Fund. The ratings for the Municipal Bond portion of the Fund are by S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO.
Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/MFLX or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.49%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.49%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/MFLX or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/MFLX
C000178745 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Smith OpportunisticFixed Income ETF
Class Name	First Trust Smith OpportunisticFixed Income ETF
Trading Symbol	FIXD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Smith Opportunistic Fixed Income ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FIXD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FIXD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Smith Opportunistic Fixed Income ETF	$33(1)	0.66%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.

Expenses Paid, Amount	$ 33	[175]
Expense Ratio, Percent	0.66%	[175],[176],[177]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
Expenses Excluding Extraordinary Expenses, Percent	0.65%
Net Assets	$ 3,490,439,085
Holdings Count | Holding	446
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$3,490,439,085
Total number of portfolio holdings	446
Portfolio turnover rate	87%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
U.S. Treasury Bond, 4.63%, 11/15/55	4.4%
U.S. Treasury Bond, 4.63%, 11/15/45	3.4%
U.S. Treasury Note, 3.75%, 10/31/32	3.0%
U.S. Treasury Bond, 4.88%, 08/15/45	2.6%
U.S. Treasury Note, 4.13%, 10/31/29	2.6%
U.S. Treasury Bond, 4.75%, 08/15/55	2.2%
U.S. Treasury Note, 3.75%, 01/31/31	2.1%
U.S. Treasury Note, 4.00%, 05/31/30	1.8%
U.S. Treasury Note, 4.13%, 02/15/36	1.7%
U.S. Treasury Inflation Indexed Bond, 1.63%, 10/15/29	1.1%
Credit Quality (1)
(1) Credit Quality is a measure of credit worthiness and risk of a bond or portfolio, based on the issuer’s financial condition. AAA/Aaa is the highest and D is lowest. If applicable, the Pre-Refunded/Agency category includes bonds which are deemed high-quality investment-grade by the Advisor. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization. Composite Rating Source: Bloomberg L.P., ratings presented are a blend of a security’s Moody’s, S&P, Fitch and DBRS ratings. The rating agencies are evenly weighted when calculating the composite. Ratings presented may differ when viewed on an agency-by-agency basis.

Credit Quality Explanation [Text Block]	Credit Quality is a measure of credit worthiness and risk of a bond or portfolio, based on the issuer’s financial condition. AAA/Aaa is the highest and D is lowest. If applicable, the Pre-Refunded/Agency category includes bonds which are deemed high-quality investment-grade by the Advisor. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization. Composite Rating Source: Bloomberg L.P., ratings presented are a blend of a security’s Moody’s, S&P, Fitch and DBRS ratings. The rating agencies are evenly weighted when calculating the composite. Ratings presented may differ when viewed on an agency-by-agency basis.
Credit Ratings Selection [Text Block]	Composite Rating Source: Bloomberg L.P., ratings presented are a blend of a security’s Moody’s, S&P, Fitch and DBRS ratings. The rating agencies are evenly weighted when calculating the composite. Ratings presented may differ when viewed on an agency-by-agency basis.
Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bond, 4.63%, 11/15/55	4.4%
U.S. Treasury Bond, 4.63%, 11/15/45	3.4%
U.S. Treasury Note, 3.75%, 10/31/32	3.0%
U.S. Treasury Bond, 4.88%, 08/15/45	2.6%
U.S. Treasury Note, 4.13%, 10/31/29	2.6%
U.S. Treasury Bond, 4.75%, 08/15/55	2.2%
U.S. Treasury Note, 3.75%, 01/31/31	2.1%
U.S. Treasury Note, 4.00%, 05/31/30	1.8%
U.S. Treasury Note, 4.13%, 02/15/36	1.7%
U.S. Treasury Inflation Indexed Bond, 1.63%, 10/15/29	1.1%

C000205110 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Low DurationStrategic Focus ETF
Class Name	First Trust Low DurationStrategic Focus ETF
Trading Symbol	LDSF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Low Duration Strategic Focus ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LDSF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/LDSF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Low Duration Strategic Focus ETF	$9(1)	0.18%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 9	[178]
Expense Ratio, Percent	0.18%	[178],[179]
Material Change Date	Feb. 01, 2026
Net Assets	$ 159,131,414
Holdings Count | Holding	8
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$159,131,414
Total number of portfolio holdings	8
Portfolio turnover rate	8%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.7%
Money Market Funds	0.3%
Net Other Assets and Liabilities	0.0%
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/LDSF or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.10%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.10%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/LDSF or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/LDSF
C000200735 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Smith Unconstrained Bond ETF
Class Name	First Trust Smith Unconstrained Bond ETF
Trading Symbol	UCON
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Smith Unconstrained Bond ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/UCON. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/UCON
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Smith Unconstrained Bond ETF	$43(1)	0.86%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 43	[180]
Expense Ratio, Percent	0.86%	[180],[181],[182]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 3,259,626,329
Holdings Count | Holding	454
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$3,259,626,329
Total number of portfolio holdings	454
Portfolio turnover rate	81%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
U.S. Treasury Note, 4.25%, 01/31/30	2.7%
U.S. Treasury Note, 3.75%, 01/31/31	2.5%
U.S. Treasury Bond, 4.63%, 11/15/45	2.2%
U.S. Treasury Bond, 4.63%, 11/15/55	2.2%
U.S. Treasury Note, 4.00%, 05/31/30	2.0%
U.S. Treasury Inflation Indexed Bond, 1.63%, 10/15/29	2.0%
U.S. Treasury Note, 3.63%, 08/31/27	1.7%
U.S. Treasury Note, 4.13%, 02/15/36	1.7%
U.S. Treasury Note, 3.50%, 10/31/27	1.5%
Dreyfus Government Cash Management Fund, Institutional Shares, Class I, 3.55%	1.5%
Credit Quality (1)
(1) Credit Quality is a measure of credit worthiness and risk of a bond or portfolio, based on the issuer’s financial condition. AAA/Aaa is the highest and D is lowest. If applicable, the Pre-Refunded/Agency category includes bonds which are deemed high-quality investment-grade by the Advisor. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization. Composite Rating Source: Bloomberg L.P., ratings presented are a blend of a security’s Moody’s, S&P, Fitch and DBRS ratings. The rating agencies are evenly weighted when calculating the composite. Ratings presented may differ when viewed on an agency-by-agency basis.

Credit Quality Explanation [Text Block]	Credit Quality is a measure of credit worthiness and risk of a bond or portfolio, based on the issuer’s financial condition. AAA/Aaa is the highest and D is lowest. If applicable, the Pre-Refunded/Agency category includes bonds which are deemed high-quality investment-grade by the Advisor. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization. Composite Rating Source: Bloomberg L.P., ratings presented are a blend of a security’s Moody’s, S&P, Fitch and DBRS ratings. The rating agencies are evenly weighted when calculating the composite. Ratings presented may differ when viewed on an agency-by-agency basis.
Credit Ratings Selection [Text Block]	Composite Rating Source: Bloomberg L.P., ratings presented are a blend of a security’s Moody’s, S&P, Fitch and DBRS ratings. The rating agencies are evenly weighted when calculating the composite. Ratings presented may differ when viewed on an agency-by-agency basis.
Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Note, 4.25%, 01/31/30	2.7%
U.S. Treasury Note, 3.75%, 01/31/31	2.5%
U.S. Treasury Bond, 4.63%, 11/15/45	2.2%
U.S. Treasury Bond, 4.63%, 11/15/55	2.2%
U.S. Treasury Note, 4.00%, 05/31/30	2.0%
U.S. Treasury Inflation Indexed Bond, 1.63%, 10/15/29	2.0%
U.S. Treasury Note, 3.63%, 08/31/27	1.7%
U.S. Treasury Note, 4.13%, 02/15/36	1.7%
U.S. Treasury Note, 3.50%, 10/31/27	1.5%
Dreyfus Government Cash Management Fund, Institutional Shares, Class I, 3.55%	1.5%

C000217670 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityDeep Buffer ETF - February
Class Name	FT Vest U.S. EquityDeep Buffer ETF - February
Trading Symbol	DFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - February (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - February	$44	0.87%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[183],[184]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 402,163,974
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$402,163,974
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	102.5%
Written Options	(3.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000218409 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Deep Buffer ETF - May
Class Name	FT Vest U.S. Equity Deep Buffer ETF - May
Trading Symbol	DMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - May (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - May	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[185],[186]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 299,967,643
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$299,967,643
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	105.3%
Written Options	(5.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000218407 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - May
Class Name	FT Vest U.S. Equity Buffer ETF - May
Trading Symbol	FMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - May (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - May	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[187],[188]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 1,071,887,540
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$1,071,887,540
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	103.7%
Written Options	(4.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000218639 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Securitized Plus ETF
Class Name	First Trust Securitized Plus ETF
Trading Symbol	DEED
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Securitized Plus ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DEED. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DEED
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Securitized Plus ETF	$37(1)	0.73%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.71%.

Expenses Paid, Amount	$ 37	[189]
Expense Ratio, Percent	0.73%	[189],[190],[191]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.71%.
Expenses Excluding Extraordinary Expenses, Percent	0.71%
Material Change Date	Feb. 01, 2026
Net Assets	$ 87,607,860
Holdings Count | Holding	153
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$87,607,860
Total number of portfolio holdings	153
Portfolio turnover rate	56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 3.54%	4.8%
Federal National Mortgage Association, TBA, 6.00%, 03/15/56	3.8%
Government National Mortgage Association, MA7192, 2.00%, 02/20/51	2.3%
U.S. Treasury Bills, 0.00%, 03/12/26	1.6%
Gracie Point International Funding LLC, Series 2025-1A, Class D, 8.18%, 08/15/28	1.5%
Federal National Mortgage Association, Series 2025-49, Class FA, 4.47%, 06/25/55	1.4%
Federal National Mortgage Association, AL9394, 3.00%, 11/01/46	1.4%
Federal Home Loan Mortgage Corporation, SL1523, 3.50%, 07/01/50	1.4%
Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust, Series 2025-1, Class YF, 4.77%, 05/25/35	1.4%
Federal Home Loan Mortgage Corporation, SL1390, 4.00%, 07/01/50	1.4%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody's Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. If applicable, U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under "Government/Agency." Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody's Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. If applicable, U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under "Government/Agency." Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody's Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO.
Largest Holdings [Text Block]
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 3.54%	4.8%
Federal National Mortgage Association, TBA, 6.00%, 03/15/56	3.8%
Government National Mortgage Association, MA7192, 2.00%, 02/20/51	2.3%
U.S. Treasury Bills, 0.00%, 03/12/26	1.6%
Gracie Point International Funding LLC, Series 2025-1A, Class D, 8.18%, 08/15/28	1.5%
Federal National Mortgage Association, Series 2025-49, Class FA, 4.47%, 06/25/55	1.4%
Federal National Mortgage Association, AL9394, 3.00%, 11/01/46	1.4%
Federal Home Loan Mortgage Corporation, SL1523, 3.50%, 07/01/50	1.4%
Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust, Series 2025-1, Class YF, 4.77%, 05/25/35	1.4%
Federal Home Loan Mortgage Corporation, SL1390, 4.00%, 07/01/50	1.4%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DEED or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.65%. Additionally, under the Fund's new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund's prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.65%. Additionally, under the Fund's new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund's prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DEED or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DEED
C000219511 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered Buffer ETF
Class Name	FT Vest Laddered Buffer ETF
Trading Symbol	BUFR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Laddered Buffer ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Buffer ETF	$6(1)	0.11%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.10%.

Expenses Paid, Amount	$ 6	[192]
Expense Ratio, Percent	0.11%	[192],[193],[194]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.10%.
Expenses Excluding Extraordinary Expenses, Percent	0.10%
Net Assets	$ 8,656,205,728
Holdings Count | Holding	13
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$8,656,205,728
Total number of portfolio holdings	13
Portfolio turnover rate	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000215123 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Active Factor Mid Cap ETF
Class Name	First Trust Active Factor Mid Cap ETF
Trading Symbol	AFMC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Active Factor Mid Cap ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AFMC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/AFMC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Active Factor Mid Cap ETF	$35(1)	0.66%(1) (2) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.

Expenses Paid, Amount	$ 35	[195]
Expense Ratio, Percent	0.66%	[195],[196],[197]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
Expenses Excluding Extraordinary Expenses, Percent	0.65%
Net Assets	$ 136,383,090
Holdings Count | Holding	270
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$136,383,090
Total number of portfolio holdings	270
Portfolio turnover rate	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
TechnipFMC PLC	1.4%
Mueller Industries, Inc.	1.3%
Casey’s General Stores, Inc.	1.3%
BorgWarner, Inc.	1.3%
Federated Hermes, Inc.	1.1%
Exelixis, Inc.	1.1%
RenaissanceRe Holdings Ltd.	1.1%
Curtiss-Wright Corp.	1.0%
Woodward, Inc.	1.0%
Affiliated Managers Group, Inc.	1.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
TechnipFMC PLC	1.4%
Mueller Industries, Inc.	1.3%
Casey’s General Stores, Inc.	1.3%
BorgWarner, Inc.	1.3%
Federated Hermes, Inc.	1.1%
Exelixis, Inc.	1.1%
RenaissanceRe Holdings Ltd.	1.1%
Curtiss-Wright Corp.	1.0%
Woodward, Inc.	1.0%
Affiliated Managers Group, Inc.	1.0%

C000215122 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Active Factor Large Cap ETF
Class Name	First Trust Active Factor Large Cap ETF
Trading Symbol	AFLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Active Factor Large Cap ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AFLG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/AFLG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Active Factor Large Cap ETF	$29	0.56%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.55%.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[198],[199]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.55%.
Expenses Excluding Extraordinary Expenses, Percent	0.55%
Net Assets	$ 486,113,047
Holdings Count | Holding	242
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$486,113,047
Total number of portfolio holdings	242
Portfolio turnover rate	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NVIDIA Corp.	6.7%
Apple, Inc.	5.8%
Alphabet, Inc., Class A	5.6%
Microsoft Corp.	3.5%
Broadcom, Inc.	2.2%
Amazon.com, Inc.	1.9%
Newmont Corp.	1.7%
Berkshire Hathaway, Inc., Class B	1.3%
Lam Research Corp.	1.2%
FirstEnergy Corp.	1.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	6.7%
Apple, Inc.	5.8%
Alphabet, Inc., Class A	5.6%
Microsoft Corp.	3.5%
Broadcom, Inc.	2.2%
Amazon.com, Inc.	1.9%
Newmont Corp.	1.7%
Berkshire Hathaway, Inc., Class B	1.3%
Lam Research Corp.	1.2%
FirstEnergy Corp.	1.1%

C000215124 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Active Factor Small Cap ETF
Class Name	First Trust Active Factor Small Cap ETF
Trading Symbol	AFSM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Active Factor Small Cap ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AFSM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/AFSM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Active Factor Small Cap ETF	$39	0.76%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[200],[201]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
Expenses Excluding Extraordinary Expenses, Percent	0.75%
Net Assets	$ 84,720,633
Holdings Count | Holding	317
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$84,720,633
Total number of portfolio holdings	317
Portfolio turnover rate	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
TTM Technologies, Inc.	1.4%
Bloom Energy Corp., Class A	1.1%
Ames National Corp.	1.0%
Vicor Corp.	0.9%
Caledonia Mining Corp. PLC	0.9%
Peabody Energy Corp.	0.9%
GigaCloud Technology, Inc., Class A	0.9%
Interface, Inc.	0.9%
Hecla Mining Co.	0.9%
Viavi Solutions, Inc.	0.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
TTM Technologies, Inc.	1.4%
Bloom Energy Corp., Class A	1.1%
Ames National Corp.	1.0%
Vicor Corp.	0.9%
Caledonia Mining Corp. PLC	0.9%
Peabody Energy Corp.	0.9%
GigaCloud Technology, Inc., Class A	0.9%
Interface, Inc.	0.9%
Hecla Mining Co.	0.9%
Viavi Solutions, Inc.	0.9%

C000217668 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - February
Class Name	FT Vest U.S. Equity Buffer ETF - February
Trading Symbol	FFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - February (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - February	$44	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[202],[203]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Net Assets	$ 1,134,676,547
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$1,134,676,547
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	104.1%
Written Options	(5.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

C000216581 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi-ManagerLarge Growth ETF
Class Name	First Trust Multi-ManagerLarge Growth ETF
Trading Symbol	MMLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Multi-Manager Large Growth ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MMLG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MMLG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Manager Large Growth ETF	$42	0.86%(1) (2)
(1)	Annualized.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.86%	[204],[205]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Material Change Date	Mar. 09, 2026
Net Assets	$ 82,701,097
Holdings Count | Holding	74
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of February 28, 2026)
Fund net assets	$82,701,097
Total number of portfolio holdings	74
Portfolio turnover rate	28%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of February 28, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NVIDIA Corp.	12.7%
Alphabet, Inc., Class A	5.3%
Microsoft Corp.	5.1%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
Broadcom, Inc.	4.5%
Apple, Inc.	4.2%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	2.8%
Shopify, Inc., Class A	2.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	12.7%
Alphabet, Inc., Class A	5.3%
Microsoft Corp.	5.1%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
Broadcom, Inc.	4.5%
Apple, Inc.	4.2%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	2.8%
Shopify, Inc., Class A	2.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.6%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/MMLG or upon request at 1-800-621-1675 or info@ftportfolios.com.
At a meeting held on March 9, 2026, the Board of Directors for MMLG approved a change in the Fund’s name and investment policy. This change is expected to occur on or around June 5, 2026. The Fund’s name will change to “First Trust Active Factor Large Cap Growth ETF,” and the Fund’s ticker will change to “AFGR.”
In connection with the changes described above, the Fund’s principal investment strategies will be revised such that the Fund will no longer utilize a multi-manager structure to provide exposure to the large capitalization growth segment of the equity market through the blending of multiple sub-advisor portfolio management teams. The Fund will instead be managed by First Trust Advisors L.P., the Fund’s investment advisor, and will primarily rely on a multi-factor quantitative methodology with active risk management to construct a portfolio of U.S.-listed equity securities issued by large capitalization growth companies exhibiting exposures to one or more investing factors, including: momentum, quality and growth. Pursuant to this new strategy, under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by large capitalization growth companies. Further, the Fund’s annual unitary management fee will be reduced to 0.65% of the Fund’s average daily net assets, and the Fund will no longer have sub-advisors.

Material Fund Change Name [Text Block]
At a meeting held on March 9, 2026, the Board of Directors for MMLG approved a change in the Fund’s name and investment policy. This change is expected to occur on or around June 5, 2026. The Fund’s name will change to “First Trust Active Factor Large Cap Growth ETF,” and the Fund’s ticker will change to “AFGR.”

Material Fund Change Expenses [Text Block]	Pursuant to this new strategy, under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by large capitalization growth companies. Further, the Fund’s annual unitary management fee will be reduced to 0.65% of the Fund’s average daily net assets, and the Fund will no longer have sub-advisors.
Material Fund Change Strategies [Text Block]	In connection with the changes described above, the Fund’s principal investment strategies will be revised such that the Fund will no longer utilize a multi-manager structure to provide exposure to the large capitalization growth segment of the equity market through the blending of multiple sub-advisor portfolio management teams.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/MMLG or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/MMLG

[1]	Annualized.
[2]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[3]	Annualized.
[4]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[5]	Annualized.
[6]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[7]	Annualized.
[8]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[9]	Annualized.
[10]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[11]	Annualized.
[12]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[13]	Annualized.
[14]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[15]	Annualized.
[16]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[17]	Annualized.
[18]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[19]	Annualized.
[20]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[21]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[22]	Annualized.
[23]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.10%.
[24]	Annualized.
[25]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[26]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[27]	Annualized.
[28]	Annualized.
[29]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[30]	Annualized.
[31]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.10%.
[32]	Annualized.
[33]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[34]	Annualized.
[35]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[36]	Annualized.
[37]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[38]	Annualized.
[39]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[40]	Annualized.
[41]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[42]	Annualized.
[43]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[44]	Annualized.
[45]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[46]	Annualized.
[47]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[48]	Annualized.
[49]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[50]	Annualized.
[51]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[52]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[53]	Annualized.
[54]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.10%.
[55]	Annualized.
[56]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[57]	Annualized.
[58]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[59]	Annualized.
[60]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[61]	Annualized.
[62]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[63]	Annualized.
[64]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[65]	Annualized.
[66]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[67]	Annualized.
[68]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[69]	Annualized.
[70]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[71]	Annualized.
[72]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[73]	Annualized.
[74]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[75]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[76]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.20%.
[77]	Annualized.
[78]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[79]	Annualized.
[80]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.10%.
[81]	Annualized.
[82]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
[83]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[84]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.20%.
[85]	Annualized.
[86]	Annualized.
[87]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[88]	Annualized.
[89]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[90]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[91]	Annualized.
[92]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.20%.
[93]	Annualized.
[94]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[95]	Annualized.
[96]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[97]	Annualized.
[98]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[99]	Annualized.
[100]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[101]	Annualized.
[102]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[103]	Annualized.
[104]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[105]	Annualized.
[106]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
[107]	Annualized.
[108]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[109]	Annualized.
[110]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
[111]	Annualized.
[112]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[113]	Annualized.
[114]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[115]	Annualized.
[116]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[117]	Annualized.
[118]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[119]	Annualized.
[120]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[121]	Annualized.
[122]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[123]	Annualized.
[124]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[125]	Annualized.
[126]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[127]	Annualized.
[128]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[129]	Annualized.
[130]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[131]	Annualized.
[132]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[133]	Annualized.
[134]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[135]	Annualized.
[136]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[137]	Annualized.
[138]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[139]	Annualized.
[140]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[141]	Annualized.
[142]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[143]	Annualized.
[144]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[145]	Annualized.
[146]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[147]	Annualized.
[148]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[149]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[150]	Annualized.
[151]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.10%.
[152]	Annualized.
[153]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[154]	Annualized.
[155]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[156]	Annualized.
[157]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[158]	Annualized.
[159]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[160]	Annualized.
[161]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[162]	Annualized.
[163]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[164]	Annualized.
[165]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[166]	Annualized.
[167]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[168]	Annualized.
[169]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[170]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[171]	Annualized.
[172]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[173]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[174]	Annualized.
[175]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[176]	Annualized.
[177]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
[178]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[179]	Annualized.
[180]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[181]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[182]	Annualized.
[183]	Annualized.
[184]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[185]	Annualized.
[186]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[187]	Annualized.
[188]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[189]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[190]	Annualized.
[191]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.71%.
[192]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[193]	Annualized.
[194]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.10%.
[195]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[196]	Annualized.
[197]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
[198]	Annualized.
[199]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.55%.
[200]	Annualized.
[201]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
[202]	Annualized.
[203]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[204]	Annualized.
[205]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.